Intangible Assets, Net (Details) (Production license)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Intangible assets, net
Production license at cost	$ 4,703,381	28,779,986	28,779,986
Accumulated amortization	(3,751,832)	(22,957,458)	(19,131,215)
Total	$ 951,549	5,822,528	9,648,771